Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	£ 242
At end of year	209	£ 242
Net book amount	209	242
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	918	800
Acquisitions		1
Capital expenditure	53	54
Disposals/reclassified as held for sale	(43)	(65)
Exchange translation differences	(58)	128
At end of year	870	918
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	676	571
Charge for the year	69	68
Disposals/reclassified as held for sale	(40)	(57)
Exchange translation differences	(44)	94
At end of year	661	676
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book amount	79	92
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	231	205
Capital expenditure	5	6
Disposals/reclassified as held for sale	(3)	(13)
Exchange translation differences	(17)	33
At end of year	216	231
Land and buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	139	117
Charge for the year	9	9
Disposals/reclassified as held for sale	(1)	(7)
Exchange translation differences	(10)	20
At end of year	137	139
Fixtures and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book amount	130	150
Fixtures and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	687	595
Acquisitions		1
Capital expenditure	48	48
Disposals/reclassified as held for sale	(40)	(52)
Exchange translation differences	(41)	95
At end of year	654	687
Fixtures and equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	537	454
Charge for the year	60	59
Disposals/reclassified as held for sale	(39)	(50)
Exchange translation differences	(34)	74
At end of year	£ 524	£ 537